CASH AND CASH EQUIVALENTS AND INVESTMENTS - Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
CASH AND CASH EQUIVALENTS AND INVESTMENTS
At the beginning of the year		$ 17,901	$ 68,244
Acquisitions		220
Dividends		(447)	(1,333)
Earnings (loss) of the year		(3,739)	(13,781)
Decreases			(30,720)
Currency translation adjustments		732	(4,509)
At the end of the year		14,667	17,901
Ver TV
CASH AND CASH EQUIVALENTS AND INVESTMENTS
At the beginning of the year			30,059
Dividends			(643)
Earnings (loss) of the year			(9,448)
Decreases			(19,968)
Proportion of ownership interest in associate	49
TSMA
CASH AND CASH EQUIVALENTS AND INVESTMENTS
At the beginning of the year			10,975
Dividends			(18)
Earnings (loss) of the year			(205)
Decreases			(10,752)
Proportion of ownership interest	49.90%
La Capital Cable
CASH AND CASH EQUIVALENTS AND INVESTMENTS
At the beginning of the year		6,197	6,444
Dividends		(447)	(672)
Earnings (loss) of the year		273	425
At the end of the year		6,023	6,197
OPH
CASH AND CASH EQUIVALENTS AND INVESTMENTS
At the beginning of the year		11,704	20,766
Earnings (loss) of the year		(3,990)	(4,553)
Currency translation adjustments		731	(4,509)
At the end of the year		8,445	$ 11,704
Openxpand
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Acquisitions		220
Earnings (loss) of the year		(22)
Currency translation adjustments		1
At the end of the year		$ 199